Investees (Tables)	12 Months Ended
Dec. 31, 2017
Investees [Abstract]
Schedule of material subsidiaries held directly and indirectly by the Company
	Principal
	location of the
	company’s	Ownership
	activity	interest
B Communications Ltd.	Israel	64.78%

Subsidiaries of B Communications Ltd.
B Communications (SP1) Ltd. and B Communications (SP2) Ltd. (1)	Israel	100%
Bezeq - The Israel Telecommunication Corp. Limited	Israel	26.34%
Subsidiaries of Bezeq - The Israel Telecommunication Corp. Limited.

Pelephone Communications Ltd.	Israel	100%
Bezeq International Ltd.	Israel	100%
DBS	Israel	100%
Walla! Communications Ltd.	Israel	100%

(1)    Held by B Communication (SP1) Ltd.

Schedule of dividends cash declared and paid
	2016	2017
	NIS	NIS
Distribution of a regular dividend (see section B4 above)
2017 (NIS 0.47 per share)	-	1,286
2016 (NIS 0.52 per share)	1,441	-
	1,441	1,286

Summary information of the group's subsidiaries including fair value adjustments
	December 31,							Year ended December 31,
Cash flow
	Rate of															from
	direct												Total			financing
	ownership												comprehensive			activities
	interests						Carrying					Profit	Income			without		Total
	held by						amount of					attributable	attributable	Cash flow	Cash flow	dividend to	Dividend paid to	increase (decrease)
	non-		Non-		Non-	Total	non-			Other	Total	to non-	to non-	from	from	non-	non-	in cash
	controlling	Current	current	Current	current	net	controlling			comprehensive	comprehensive	controlling	controlling	operating	investing	controlling	controlling	and cash
	interests	assets	assets	liabilities	liabilities	assets	interests	Revenues	Profit	income	income	interests	interests	activities	activities	interests	interests	equivalents
	%	NIS
2017

Bcom Group	35.22	5,334	15,305	4,111	13,442	3,086	2,279	9,789	741	(8)	733	690	684	3,487	(1,128)	213	(948)	1,624

2016

Bcom Group	35.22	3,991	16,154	4,256	12,588	3,301	2,543	10,084	439	(15)	424	641	630	3,462	(948)	(1,271)	(1,062)	181

2015

Bcom Group	33.29	4,730	17,392	5,199	13,532	3,391	2,694	9,985	1,136	7	1,143	996	1,001	3,652	310	(2,820)	(1,274)	(132)